UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-4019
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian D. Young
           --------------------------------------------------
Title:     Manager of Eos General, L.L.C., its General Partner
           --------------------------------------------------
Phone:     (212) 832-5800
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Brian D. Young            New York, New York       November 14, 2008
----------------------------   ----------------------    -----------------
       [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   64
                                               -------------
                                                      68,826
Form 13F Information Table Value Total:        -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                 FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------

Aes Corp                          Common Stock   00130H105   1,169   100,000 SH       SOLE                100,000
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Inc                         Common Stock   00817Y108   2,477    68,600 SH       SOLE                 68,600
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Inc              Common Stock   017361106   1,618    44,000 SH       SOLE                 44,000
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc                  Common Stock   02209S103     694    35,000 SH       SOLE                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co               Common Stock   025816109     443    12,500 SH       SOLE                 12,500
-----------------------------------------------------------------------------------------------------------------------------------
Amerisourcebergen Corp            Common Stock   03073E105   1,901    50,500 SH       SOLE                 50,500
-----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway                Common Stock   084670207   1,077       245 SH       SOLE                    245
-----------------------------------------------------------------------------------------------------------------------------------
Brinks Co                         Common Stock   109696104     336    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northn Santa Fe Corp   Common Stock   12189T104     693     7,500 SH       SOLE                  7,500
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp New                      Class A        124857103     375    25,600 SH       SOLE                 25,600
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp New                      Class B        124857202     146    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
CME Group Inc                     Common Stock   12572Q105     372     1,000 SH       SOLE                  1,000
-----------------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corporation          Common Stock   126650100     757    22,500 SH       SOLE                 22,500
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Heath Inc                Common Stock   14149Y108   1,109    22,500 SH       SOLE                 22,500
-----------------------------------------------------------------------------------------------------------------------------------
China Healthcare Acq Corp         Common Stock   16939Q112      15   100,000 SH       SOLE                100,000
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software Inc            Com New        170404305     534   103,813 SH       SOLE                103,813
-----------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co                      Common Stock   191216100   3,490    66,000 SH       SOLE                 66,000
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp New                  Class A Spl    20030N200     798    40,530 SH       SOLE                 40,530
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhilips                     Common Stock   20825C104   2,088    28,500 SH       SOLE                 28,500
-----------------------------------------------------------------------------------------------------------------------------------
Covidien Ltd                      Common Stock   G2552X108     926    17,250 SH       SOLE                 17,250
-----------------------------------------------------------------------------------------------------------------------------------
DST System Inc                    Common Stock   233326107     560    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Dr Pepper Snapple Group Inc       Common Stock   26138E109   1,033    39,000 SH       SOLE                 39,000
-----------------------------------------------------------------------------------------------------------------------------------
Foster Wheeler Ltd                Shs New        G36535139   2,076    57,500 SH       SOLE                 57,500
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc           Common Stock   38141G104   5,926    46,300 SH       SOLE                 46,300
-----------------------------------------------------------------------------------------------------------------------------------
Harris Corp Del                   Common Stock   413875105   2,079    45,000 SH       SOLE                 45,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Net Inc                    Common Stock   42222G108     885    37,500 SH       SOLE                 37,500
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp                     Common Stock   447011107   1,575   125,000 SH       SOLE                125,000
-----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp                   Common Stock   46185R100   1,907    50,500 SH       SOLE                 50,500
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co              Common Stock   46625H100   1,214    26,000 SH       SOLE                 26,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104   3,499    50,500 SH       SOLE                 50,500
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Global Inc                Common Stock   530555309     422    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Lorillard Inc                     Common Stock   544147101   1,779    25,000 SH       SOLE                 25,000
-----------------------------------------------------------------------------------------------------------------------------------
McGraw Hill Cos Inc               Common Stock   580645109     553    17,500 SH       SOLE                 17,500
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp                     Common Stock   58155Q103   1,076    20,000 SH       SOLE                 20,000
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                    Common Stock   594918104     800    30,000 SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co New                   Common Stock   61166W101     643     6,500 SH       SOLE                  6,500
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                    Common Stock   617446448     345    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Nexcen Brands Inc                 Common Stock   653351106      62   223,000 SH       SOLE                223,000
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc                      Common Stock   681904108     360    12,500 SH       SOLE                 12,500
-----------------------------------------------------------------------------------------------------------------------------------
Owens Corning                     Common Stock   690742101     359    15,000 SH       SOLE                 15,000
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Owens Illinois Inc                Common Stock   690768403     368    12,500 SH       SOLE                 12,500
-----------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA Petro     Sponsored ADR   71654V408     659    15,000 SH       SOLE                 15,000
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Philip Morris Intl Inc            Common Stock   718172109   3,127    65,000 SH       SOLE                 65,000
-----------------------------------------------------------------------------------------------------------------------------------
Proshares Trust                 Ultra Finl Pro   74347R743     263    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                      Common Stock   747525103     645    15,000 SH       SOLE                 15,000
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Research in Motion Ltd            Common Stock   760975102     648     9,500 SH       SOLE                  9,500
-----------------------------------------------------------------------------------------------------------------------------------
SIAC Inc                          Common Stock   78390X101   1,517    75,000 SH       SOLE                 75,000
-----------------------------------------------------------------------------------------------------------------------------------
Savient Pharmaceuticals Inc       Common Stock   80517Q100     448    30,000 SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Seacor Holdings Inc               Common Stock   811904101   2,842    36,000 SH       SOLE                 36,000
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Select Sector Spdr Tr           SBI Int-Energy   81369Y506     981    15,500 SH       SOLE                 15,500
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Tenet Healthcare Corp             Common Stock   88033G100     278    50,000 SH       SOLE                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc                   Common Stock   887317105     459    35,000 SH       SOLE                 35,000
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Time Warner Cable Inc             Class A        88732J108     363    15,000 SH       SOLE                 15,000
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U S G Corp                        Common Stock   903293405     384    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
United States Natural Gas Fund    Unit           912318102     966    29,000 SH       SOLE                 29,000
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UnitedHealth Group Inc            Common Stock   91324P102     254    10,000 SH       SOLE                 10,000
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc        Common Stock   92343V104   1,300    40,500 SH       SOLE                 40,500
-----------------------------------------------------------------------------------------------------------------------------------
Viacom Inc                        Class B        92553P201     373    15,000 SH       SOLE                 15,000
-----------------------------------------------------------------------------------------------------------------------------------
Visa Inc                          Com Class A    92826C839   1,074    17,500 SH       SOLE                 17,500
-----------------------------------------------------------------------------------------------------------------------------------
Walgreen Co                       Common Stock   931422109     310    10,000 SH       SOLE                 10,000
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Williams Cos Inc                  Common Stock   969457100     710    30,000 SH       SOLE                 30,000
-----------------------------------------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd         Common Stock   G96655108   1,290    40,000 SH       SOLE                 40,000
-----------------------------------------------------------------------------------------------------------------------------------
XTO Energy Inc                    Common Stock   98385X106   1,000    21,500 SH       SOLE                 21,500
-----------------------------------------------------------------------------------------------------------------------------------
Zilog Inc                        Com Par $0.01   989524301     396   125,000 SH       SOLE                125,000
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